Property and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property and equipment
13.	Property and equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment a and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2018	$6,301	$3,252,229	$413,633	$48,353	$27,524	$50,043	$5,778	$3,803,861
Transfer of pre-delivery payments	—	156,305	(156,305)	—	—	—	—	—
Additions	—	228,302	216,732	5,434	3,773	3,388	10,795	468,424
Disposals	—	(20,737)	—	(128)	(393)	(6,246)	(10)	(27,514)
Assets held for sale	—	(164,201)	—	—	—	—	—	(164,201)
Reclassifications	—	(2,371)	—	77	14	2,219	(2,310)	(2,371)

Balance at December 31, 2018	$6,301	$3,449,527	$474,060	$53,736	$30,918	$49,404	$14,253	$4,078,199
Transfer of pre-delivery payments	—	78,143	(78,143)	—	—	—	—	—
Additions	—	109,286	67,357	2,693	2,450	3,269	4,436	189,491
Disposals	—	(184,685)	—	(102)	(570)	(134)	(340)	(185,831)
Assets held for sale	—	(413,677)	—	—	—	—	—	(413,677)
Reclassifications	—	—	—	10	—	12,752	(12,762)	—

Balance at December 31, 2019	$6,301	$3,038,594	$463,274	$56,337	$32,798	$65,291	$5,587	$3,668,182
Transfer of pre-delivery payments	—	49,860	(49,860)	—	—	—	—	—
Additions	—	39,492	—	582	221	566	3,204	44,065
Disposals	—	(34,626)	—	(306)	(223)	(780)	—	(35,935)
Assets held for sale	—	(554,790)	—	—	—	—	—	(554,790)
Reclassifications	—	244	(5,600)	—	—	2,382	(2,626)	(5,600)

Balance at December 31, 2020	$6,301	$2,538,774	$407,814	$56,613	$32,796	$67,459	$6,165	$3,115,922

Accumulated depreciation and impairment -
Balance at January 1, 2018	$—	$(1,097,751)	$—	$(37,016)	$(22,959)	$(31,919)	$—	$(1,189,645)
Depreciation for the year	—	(147,980)	—	(3,783)	(2,506)	(5,038)	—	(159,307)
Disposals	—	16,876	—	118	379	6,396	—	23,769
Assets held for sale	—	75,556	—	—	—	—	—	75,556
Reclassifications	—	268	—	—	—	—	—	268
Impairment	—	(130,709)	—	—	—	—	—	(130,709)

Balance at December 31, 2018	$—	$(1,283,740)	$—	$(40,681)	$(25,086)	$(30,561)	$—	$(1,380,068)
Depreciation for the year	—	(148,832)	—	(3,292)	(2,938)	(5,757)	—	(160,819)
Disposals	—	178,168	—	102	518	—	—	178,788
Assets held for sale	—	226,319	—	—	—	—	—	226,319

Balance at December 31, 2019	$—	$(1,028,085)	$—	$(43,871)	$(27,506)	$(36,318)	$—	$(1,135,780)
Depreciation for the year	—	(126,988)	—	(3,121)	(3,134)	(5,759)	—	(139,002)
Disposals	—	32,335	—	290	179	295	—	33,099
Impairment	—	—	—	—	—	—	(4)	(4)
Assets held for sale	—	273,251	—	—	—	—	—	273,251

Balance at December 31, 2020	$—	$(849,487)	$—	$(46,702)	$(30,461)	$(41,782)	$(4)	$(968,436)

Carrying amounts -
At December 31, 2018	$6,301	$2,165,787	$474,060	$13,055	$5,832	$18,843	$14,253	$2,698,131

At December 31, 2019	$6,301	$2,010,509	$463,274	$12,466	$5,292	$28,973	$5,587	$2,532,402

At December 31, 2020	$6,301	$1,689,287	$407,814	$9,911	$2,335	$25,677	$6,161	$2,147,486

Flight equipment
Flight equipment comprises aircraft, engines, aircraft components and major maintenance of own and leased aircraft.
During December 2020, one Boeing 737 MAX aircraft was delivered, the Company expects to finalize the financing from the Export-Import Bank of the United States (the “EXIM Bank”) of this aircraft, during the first quaeter of 2021.
The Company has acquired aircraft through Japanese Operating Leases with Call Option (JOLCO) arrangements. These arrangements establish semi-annual payments of obligations, and have a term of 10 years, with a purchase option at the end of the period. During 2019, 2 new aircraft Boeing 737 MAX 9 were acquired through this type of arrangements.
Aircraft with a carrying value of $1.3 billion (include aircraft acquired through JOLCO) are pledged as collateral for the obligation of the special purpose entities as of December 31, 2020 (2019: $1.5 billion).
From March 2019 to November 2020, the Federal Aviation Administration (FAA) grounded all U.S. registered Boeing 737 MAX aircraft. The Company’ fleet currently includes 7 Boeing 737 MAX aircraft with an additional 64 aircraft on order (see note 27). The Company is currently in negotiations with Boeing over compensation for the damages that it has suffered as a result of the MAX grounding and expect those to be satisfactory resolved in the near term.
During 2020, the Company identified indicators of impairment in its aircraft due the capacity reductions, the temporary grounding of part of its fleet, following by the reduction in air traffic as a result of the
Covid-19
pandemic. To determine whether impairment exists, the recoverable amount at the level of the CGU, was determined using cash flow projections from financial forecasts approved by senior management covering a five-year period. The pre-tax
discount rate applied to cash flow projections was 13.1%. As a result of this analysis, the Company determined the recoverable amount of the CGU was in excess of its book value and, therefore, no impairment was recorded (See note 16).
Purchase deposits for flight equipment
As of December 31, 2020 there were no additions to purchase deposits.
As of December 31, 2019 the additions for $67.3 million include $75.4 million of advance payments on aircraft and engines purchase contracts made during 2019, which includes $1.4 million of borrowing costs capitalized during the year ended December 31, 2019, and $8.1 million of credits received on aircraft acquisition. The rate used in 2019 to determine the amount of borrowing costs eligible for capitalization was 3.40%, which is the interest rate of the specific borrowing (see note 18).
As of December 31, 2020 the total amount of purchase deposits for flight equipment corresponds to the future purchase of MAX aircraft (see note 27).
Other property and equipment
During 2020, the Company capitalized under “Leasehold improvements” $1.6 million for improvements to the Training Center located at the Ciudad del Saber, Panama City and $0.8 million in other remodeling projects for airport facilities and offices.
During 2019, the Company capitalized as “Leasehold improvements” $11.6 million of a new hangar located at the Tocumen International Airport. As of December 31, 2020 and 2019 construction in progress mainly comprises remodeling projects for airport facilities and offices.

Assets held for sale
In November 2019, the Company announced its decision to accelerate the exit of its Embraer 190 fleet and initiated an active program to locate a buyer to sell the remaining 14 aircraft, spare engines, spare parts and inventory by 2020. As December 31, 2019 this anticipated exit resulted in impairment losses of $89.3 million to write down the assets to the lower of their carrying amount and the fair value less cost to sell, which have been included under “Impairment of non-financial
assets” in the accompanying consolidated statement of profit or loss.
In June 2020, the Company updated the fair value less cost to sell of the Embraer 190 fleet and related assets and recognized additional impairment losses of $49.5 million. The fair value of the Embraer 190 fleet was determined considering the negotiated sales prices adjusted by the costs to disposal estimated by the Company, and therefore classifies as level 3 in the fair value hierarchy. During the third quarter of 2020 the Company signed the contract for the sale of 14
EMB-190s,
6 spare engines, expendables, spare parts and supplies, and an EMB 190 flight simulator. The Company has delivered 6 aircraft, and expects to deliver the remaining 8 and other related assets, within a year from the reporting date.
In August 2020, motivated by the decrease in demand as a consequence of
Covid-19,
the Board of Directors of the Company approved the plan to sell fourteen aircraft Boeing
737-700.
Efforts to sell the aircraft have started and the sale is expected to be completed within a year from the reporting date. This anticipated exit results in impairment losses of $191.2 million to write down the assets to the lower of its carrying amount and its fair value less cost to sell, which have been included under “Impairment of non-financial
assets” in the accompanying consolidated statement of profit or loss.
The fair value of the Boeing
737-700
fleet was determined considering purchase proposal adjusted by the costs to disposal estimated by the Company, therefore classifies as level 3 in the fair value hierarchy (see note 28.6).
At 31 December 2020, the assets held for sale comprised the following assets:

	2020	2019
Assets
Flight equipment	$129,443	$91,252
Expendables, spare parts and other supplies	6,099	28,754

	$135,542	$120,006